Discontinued Operations	12 Months Ended
Feb. 28, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
16.	Discontinued Operations

On December 15, 2016 the Company approved the discontinuation of all activities relating to the Company’s co-packing operations. As a result, the co-packing operations have ceased and all assets have been liquidated and all liabilities will be settled. All costs associated with the discontinuation were recorded as of February 28, 2017.

On September 15, 2017 the Company disposed of its legacy beverage assets to a company that has certain officers and directors in common with the Company for $325,000, which amount is net of assumed liabilities for certain employee obligations and other matters, all of which is subject to certain working capital adjustments. All costs associated with the discontinuation were recorded as of February 28, 2018.

In conjunction with the discontinuance of the co-packing operations and legacy beverage sales the Company has presented the assets and liabilities under the captions “assets of discontinued operations” and “liabilities of discontinued operations” respectively in the accompanying balance sheets as at February 28, 2018 and February 28, 2017, and consist of the following:

Assets of discontinued operation:	2018	2017
Accounts Receivable	$—	$—
Prepaid expenses and deposits	—	26,195

Total current assets	—	26,195
Property, plant and equipment	—	—
Deferred tax assets	—	—

Total assets	$—	$26,195

Liabilities of discontinued operation
Accounts payable and accrued liabilities	$250,000	$300,000
Lease inducement	—	—

Total liabilities	$250,000	$300,000

Amounts presented for the years ended February 28, 2018, February 28, 2017, and February 29, 2016 have been reclassified to conform to the current presentation. The following table provides the amounts reclassified for the years then ended:

Amounts reclassified	2018	2017	2016
Gross Revenue	$1,114,877	$9,625,481	$11,513,289
Less: Discounts, rebates slotting fees	(291,689)	(696,659)	(502,085)

Net Revenue	823,188	8,928,822	11,011,204
Cost of sales	902,087	6,699,947	7,856,351
Selling, general, and administrative	1,337,951	3,331,967	2,987,235
Depreciation	73,345	633,639	703,708
Foreign exchange (gain) loss	(5,859)	(3,186)	9,865
Loss on disposition of legacy beverage operations	1,071,946
Loss on disposal of assets	752	1,581,672	1,757

	3,380,222	12,244,039	11,558,916

Net Income (loss) before taxes	(2,557,034)	(3,315,217)	(547,712)
Income tax provision (recovery)	—	2,480,527	(436,654)

Total amount reclassified as discontinued operations	$(2,557,034)	$(5,795,744)	$(111,058)